Total
Destinations Shelter Fund
Destinations Shelter Fund

BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED APRIL 4, 2024

TO THE PROSPECTUS, DATED JULY 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Destinations Shelter Fund fees and expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destinations Shelter Fund		Class I	Class Z
Management Fees	[1]	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	[1]	none	none
Other Expenses	[1]	0.34%	0.19%
Total Annual Fund Operating Expenses	[1]	1.19%	1.04%
Fee Waivers and Expense Reimbursements	[1],[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[1]	1.13%	0.98%
[1]	Annual expenses have been restated based on estimated current expenses as of April 1, 2024 using the Fund's assets as of March 22, 2024. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the “Financial Highlights” section in the prospectus).
[2]	Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Destinations Shelter Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class I	116	373	651	1,442
Class Z	100	326	570	1,270